SPDR® Series Trust

Supplement Dated September 11, 2017 to the Prospectus

Dated October 31, 2016, as supplemented

SPDR® NYSE Technology ETF

(formerly, SPDR Morgan Stanley Technology ETF)

(the “Fund”)

Effective immediately, the second and third paragraphs within the section entitled “INDEX/TRADEMARK LICENSES/DISCLAIMERS” on page 228 of the Prospectus are deleted and replaced with the following:

NYSE Technology Index. The SPDR NYSE Technology ETF is not sponsored, endorsed, sold or marketed by ICE Data Indices, LLC or its affiliates (“ICE Data”). ICE Data makes no representation or warranty regarding the advisability of investing in securities generally, in the SPDR NYSE Technology ETF particularly, or the ability of the NYSE Technology Index to track general stock market performance.

ICE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE TECHNOLOGY INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ICE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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